U.S. Global Jets ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Australia - 0.5%
Qantas Airways, Ltd. (a)	1,100,396	$5,644,812

Brazil - 0.4%
Embraer SA - ADR (a)	139,771	4,943,700

Canada - 5.2%
Air Canada (a)	2,677,984	32,453,812
Bombardier, Inc. - Class B (a)	320,939	24,420,742
		56,874,554

China - 1.8%
Tongcheng Travel Holdings Ltd.	2,691,671	6,911,087
Trip.com Group, Ltd. - ADR (a)	213,866	12,710,056
		19,621,143

France - 1.9%
Aeroports de Paris SA	39,311	5,045,426
Air France-KLM (a)(b)	556,433	5,585,699
Airbus SE	69,753	10,188,667
		20,819,792

Germany - 1.0%
Deutsche Lufthansa AG	1,574,640	11,533,513

Hungary - 0.6%
Wizz Air Holdings PLC (a)(c)	330,646	6,409,839

India - 0.9%
MakeMyTrip, Ltd. (a)(b)	105,335	9,790,888

Ireland - 1.0%
Ryanair Holdings PLC - ADR (b)	235,415	10,636,050

Japan - 1.4%
ANA Holdings, Inc.	239,177	5,107,213
Japan Airlines Company, Ltd. (b)	590,832	10,349,066
		15,456,279

Mexico - 1.4%
Grupo Aeroportuario del Centro Norte SAB de CV	585,899	4,941,905
Grupo Aeroportuario del Pacifico SAB de CV - Class B	294,053	5,096,421
Grupo Aeroportuario del Sureste SAB de CV - ADR	18,124	5,124,742
		15,163,068

Norway - 0.5%
Norwegian Air Shuttle ASA (a)	4,914,921	6,035,978

Panama - 0.5%
Copa Holdings SA - Class A	56,968	5,345,877

Singapore - 0.9%
SATS, Ltd.	1,782,297	5,006,102
Singapore Airlines, Ltd.	1,018,992	5,391,282
		10,397,384

Spain - 1.9%
Aena SME SA (c)	48,125	10,585,518
Amadeus IT Group SA	145,735	10,531,659
		21,117,177

Switzerland - 0.5%
Flughafen Zurich AG	21,578	5,185,757

Thailand - 0.5%
Airports of Thailand PCL	2,691,985	5,354,270

Turkey - 2.2%
Celebi Hava Servisi AS	93,176	4,999,721
Pegasus Hava Tasimaciligi AS (a)	717,846	5,023,190
TAV Havalimanlari Holding AS (a)	648,611	4,735,965
Turk Hava Yollari AO (a)	1,194,268	9,952,961
		24,711,837

United Kingdom - 1.5%
easyJet PLC	782,015	5,436,686
International Consolidated Airlines Group SA	3,928,629	10,788,406
		16,225,092

United States - 75.1%(d)
Air Transport Services Group, Inc. (a)	1,350,897	21,871,022
Alaska Air Group, Inc. (a)	756,806	34,215,199
Allegiant Travel Company (b)	741,429	40,823,081
American Airlines Group, Inc. (a)(b)	9,088,188	102,151,233
Boeing Company (a)(b)	123,802	18,822,856
Booking Holdings, Inc.	5,218	21,978,842
Delta Air Lines, Inc. (b)	2,290,902	116,354,913
Expedia Group, Inc. (a)	152,445	22,564,909
Frontier Group Holdings, Inc. (a)(b)	7,564,954	40,472,504
General Dynamics Corporation	66,997	20,246,493
JetBlue Airways Corporation (a)(b)	5,153,749	33,808,593
SkyWest, Inc. (a)	401,058	34,097,951
Southwest Airlines Company (b)	3,400,904	100,768,786
Spirit Airlines, Inc. (b)	12,006,873	28,816,495
Sun Country Airlines Holdings, Inc. (a)(b)	2,705,789	30,331,895
Textron, Inc.	231,743	20,527,795
TripAdvisor, Inc. (a)	1,512,548	21,916,821
United Airlines Holdings, Inc. (a)	2,055,866	117,307,714
		827,077,102
TOTAL COMMON STOCKS (Cost $1,257,168,601)		1,098,344,112

SHORT-TERM INVESTMENTS - 28.6%
Investments Purchased with Proceeds from Securities Lending- 27.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.02% (e)(f)(g)	306,580,325	306,580,325

Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.82% (e)	8,129,477	8,129,477
TOTAL SHORT-TERM INVESTMENTS (Cost $314,709,802)		314,709,802

TOTAL INVESTMENTS - 128.3% (Cost $1,571,878,403)		1,413,053,914
Liabilities in Excess of Other Assets - (28.3)%		(311,788,543)
TOTAL NET ASSETS - 100.0%		$1,101,265,371

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AO – Anonim Ortakligi
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KLM – Kononklijke Luchtvaart Maatschappij
PCL – Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE – Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $297,880,862 which represented 27.0% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $16,995,357 or 1.5% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(f)	Privately offered liquidity fund.
(g)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

U.S. Global Jets ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,098,344,112	$–	$–	$1,098,344,112
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	306,580,325
Money Market Funds	8,129,477	–	–	8,129,477
Total Investments	$1,106,473,589	$–	$–	$1,413,053,914

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:

U.S. Global Jets ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at	Shares Held at
Affiliated Issuer	12/31/2023	at Cost	from Sales	Gain (Loss)	(Depreciation)	9/30/2024	9/30/2024
Spirit Airlines Inc.	$-	44,183,146	(4,696,920)	(896,623)	(9,773,108)	28,816,495	12,006,873
Sun Country Airlines Holdings Inc.	44,838,758	28,088,834	(31,570,057)	(3,444,274)	(7,581,366)	30,331,895	2,705,789
	$44,838,758	$72,271,980	$(36,266,977)	$(4,340,897)	$(17,354,474)	$59,148,390